ASSETS HELD-FOR-SALE AND LIABILITIES HELD-FOR-SALE - Additional Information (Details)						1 Months Ended		6 Months Ended			12 Months Ended
	Feb. 21, 2020 USD ($)	Feb. 21, 2020 CNY (¥)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 26, 2019 USD ($) subsidiary	Feb. 29, 2020 CNY (¥) subsidiary	Sep. 30, 2019 subsidiary	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 26, 2019 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries disposed of							3
Gain (Loss) on Disposition of Stock in Subsidiary								$ 54,420,106	¥ 384,483,491	¥ 1,206,925	$ 173,364	¥ 1,206,925	¥ 10,473,159	¥ 0
Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries disposed of						3
12% Convertible Senior Notes Due 2018 | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Repayment of convertible notes | $	$ 4,800,000		$ 4,800,000
Amount of remaining outstanding balance of convertible notes | $	$ 55,500,000
The9 Computer, C9I Shanghai and Shanghai Kaie
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries disposed of					3
Total consideration					$ 70,800,000										¥ 493,000,000
Percentage of consideration received	90.00%	90.00%
Remaining percentage of consideration expected to be received in May 2020	10.00%	10.00%
Gain (Loss) on Disposition of Stock in Subsidiary	$ 54,400,000	¥ 384,500,000
The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration					$ 70,800,000										¥ 493,000,000
Advance consideration | ¥				¥ 49,300,000
Percentage of consideration received in advance				10.00%
Gain (Loss) on Disposition of Stock in Subsidiary	$ 54,400,000	¥ 384,500,000
The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | ¥						¥ 443,700,000